                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09117

                         Morgan Stanley Real Estate Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-762-4000

                   Date of fiscal year end: November 30, 2005

                    Date of reporting period: August 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY REAL ESTATE FUND
PORTFOLIO OF INVESTMENTS AUGUST 31, 2005 (UNAUDITED)

NUMBER OF
  SHARES                                                                       VALUE
---------                                                                  ------------
            COMMON STOCKS (98.8%)
            Hotels/Resorts/Cruiselines (8.5%)
 336,234    Hilton Hotels Corp.                                            $  7,790,542
  25,407    Interstate Hotels & Resorts, Inc.*                                  127,289
  41,300    Lodgian, Inc.*                                                      432,411
 161,070    Starwood Hotels & Resorts Worldwide, Inc.                         9,390,381
                                                                           ------------
                                                                             17,740,623
                                                                           ------------
            Real Estate - Industrial/Office (5.0%)
 362,857    Brookfield Properties Corp. (Canada)                             10,519,224
                                                                           ------------
            Real Estate - Retail (1.3%)
  77,560    Forest City Enterprise, Inc. (Class A)                            2,758,034
                                                                           ------------
            REIT - Diversified (3.0%)
  46,500    Spirit Finance Corp.                                                495,690
  67,635    Vornado Realty Trust                                              5,817,963
                                                                           ------------
                                                                              6,313,653
                                                                           ------------
            REIT - Healthcare (2.4%)
  23,100    Health Care Property Investors, Inc.                                627,627
  19,700    LTC Properties, Inc.                                                398,531
  28,395    OMEGA Healthcare Investors, Inc.                                    377,086
 185,600    Senior Housing Properties Trust                                   3,526,400
     100    Sunrise Senior Living, Inc.(Canada)                                   1,074
   3,400    Universal Health Realty Income Trust                                117,266
   6,295    Windrose Medical Properties Trust                                    95,558
                                                                           ------------
                                                                              5,143,542
                                                                           ------------
            REIT - Industrial/Office (24.0%)
 170,435    AMB Property Corp.                                                7,555,384
 168,580    Arden Realty, Inc.                                                6,431,327
 157,805    Boston Properties, Inc.                                          11,227,826
  48,075    Brandywine Realty Trust                                           1,533,592
  72,500    Catellus Development Corp.                                        2,543,300
 160,710    Equity Office Properties Trust                                    5,351,643
   6,500    Highwoods Properties, Inc.                                          200,720
  98,000    Mack-Cali Realty Corp.                                            4,316,900
  32,770    Prentiss Properties Trust                                         1,259,679
  27,890    ProLogis                                                          1,213,494
  28,375    PS Business Parks, Inc. (Class A)                                 1,291,062
 116,430    Reckson Associates Realty Corp.                                   3,859,654
  37,900    SL Green Realty Corp.                                             2,506,327
  43,400    Trizec Properties, Inc.                                             971,726
                                                                           ------------
                                                                             50,262,634
                                                                           ------------
            REIT - Lodging/Resorts (5.7%)
 613,435    Host Marriott Corp.                                              10,728,978
  60,100    Legacy Hotels REIT (Canada)                                         363,061
  88,355    MeriStar Hospitality Corp.*                                         812,866
                                                                           ------------
                                                                             11,904,905
                                                                           ------------
            REIT - Residential (18.0%)
  25,405    American Campus Communities, Inc.                                   598,288
  14,500    Amli Residential Properties Trust                                   457,765
 251,707    Archstone-Smith Trust                                            10,143,792
 137,520    Avalonbay Communities, Inc.                                      11,557,181
  14,270    BRE Properties, Inc. (Class A)                                      590,778
  52,050    Equity Lifestyle Properties, Inc.                                 2,350,578
 100,880    Equity Residential                                                3,810,238

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
  59,230    Essex Property Trust, Inc.                                        5,209,278
  77,585    Post Properties, Inc.                                             2,878,403
                                                                           ------------
                                                                             37,596,301
                                                                           ------------
            REIT - Retail (23.6%)
  46,525    Acadia Realty Trust                                                 823,492
 106,300    BPP Liquidating Trust *                                              28,701
  23,700    Cedar Shopping Centers, Inc.                                        347,916
   6,935    Developers Diversified Realty Corp.                                 332,811
 129,020    Federal Realty Investment Trust                                   7,988,918
  31,280    General Growth Properties, Inc.                                   1,410,415
   1,070    Heritage Property Investment Trust                                   38,210
  78,220    Macerich Co. (The)                                                5,090,558
   2,765    Pan Pacific Retail Properties, Inc.                                 183,237
   7,100    Ramco-Gershenson Properties Trust                                   206,042
 135,950    Regency Centers Corp.                                             7,929,963
 263,004    Simon Property Group, Inc.                                       20,006,714
 148,740    Taubman Centers, Inc.                                             4,923,294
                                                                           ------------
                                                                             49,310,271
                                                                           ------------
            REIT - Specialty (0.4%)
  10,900    Capital Automotive REIT                                             390,983
  15,080    Correctional Properties Trust                                       441,241
                                                                           ------------
                                                                                832,224
                                                                           ------------
            REIT - Storage (6.9%)
 112,215    Public Storage, Inc.                                              7,576,757
 122,870    Shurgard Storage Centers, Inc. (Class A)                          6,806,998
                                                                           ------------
                                                                             14,383,755
                                                                           ------------
            TOTAL COMMON STOCKS
               (Cost $122,358,782)                                          206,765,166
                                                                           ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENT (1.3%)
            REPURCHASE AGREEMENT
  $2,680    Joint repurchase agreement account 3.575%
               due 09/01/05 (dated 8/31/05; proceeds $2,680,266)
               (a) (Cost $2,680,000)                                          2,680,000
                                                                           ------------
            TOTAL INVESTMENTS
               (Cost $125,038,782) (b)                             100.1%   209,445,166
            LIABILITIES IN EXCESS OF OTHER ASSETS                   (0.1)      (131,652)
                                                                   -----   ------------
            NET ASSETS                                             100.0%  $209,313,514
                                                                   =====   ============

----------
REIT Real Estate Investment Trust

*    Non-income producing security.

(a)  Collateralized by federal agency and U.S. Treasury obligations.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $84,427,380 and the aggregate gross unrealized depreciation is $20,996, resulting in net unrealized appreciation of $84,406,384.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Real Estate Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
October 20, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
October 20, 2005


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
October 20, 2005


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